Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATIONAL ACTIVITIES
Net income	R$ 2,062,869	R$ 1,444,004	R$ 1,118,255
Adjustments to reconcile net income for the period with cash
Unrealized monetary and cambial variation and debt charges - net	815,061	767,751	900,610
Interest - bonus from the grant of concession agreements under the quota system	(91,404)	(85,986)	(82,160)
Remuneration of transmission concession contracts	(501,566)	(351,544)	(490,925)
Result of the adoption of the Special Tax Regularization Program			(154,197)
Recovery of PIS / Pasep and Cofins on ICMS	(105,184)
Income tax and social contribution	433,555	580,065	379,943
Deferred income tax and social contribution	205,771	(68,072)	(105,257)
Equity in earnings of investees	(106,757)	(135,888)	(101,739)
Appropriation of acturial calculation of post-employment benefits	99,578	97,900	97,511
Appropriation of pension and healthcare contributions	138,974	151,215	153,069
Creation for research and development and energy efficiency programs	130,678	125,369	118,753
Recognition of fair value of assets related to concession compensation	(36,646)	(47,499)	(57,080)
Sectorial financial assets and liabilities result	(25,057)	(985,344)	(767,040)
Depreciation and amortization	1,093,836	749,179	731,599
Net operating estimated losses, provisions and reversals	374,815	306,697	365,539
Result of business combination carried out with asset swap - gain	1,414	3,769
Realization of added value in business combinations	1,536
Result of disposal of investment		(8,174)	(28,650)
Fair value in energy purchase and sale operations in the active market	(204,876)	(3,786)
Impairment of accounts receivable related to concession	146	1,536	17
Loss on disposal of contract assets	7,949	9,762
Loss on disposal of property, plant and equipment	158,084	68,450	64,508
Loss on disposal of intangible assets	26,789	28,742	42,740
Result of write-offs of use rights of assets and liabilities of leases - net	(31)
Total of adjustments to reconcile net income with cash generated from operating activities	4,479,534	2,648,146	2,185,496
Decrease (increase) in assets
Trade accounts receivable	225,624	191,113	(322,814)
Dividends and interest on own capital received	36,732	50,858	44,334
CRC transferred to the Government of the State of Parana	278,586	260,117	97,085
Judicial deposits	46,300	87,853	96,028
Sectorial financial assets	277,265	482,974
Other receivables	(55,191)	17,292	(44,193)
Inventories	(14,220)	(5,726)	20,078
Income tax and social contribution	(60,904)	360,855	146,602
Other current taxes recoverable	(13,338)	(74,003)	87,884
Prepaid expenses	10,414	8,520	12,128
Related parties			(667)
Total decrease (increase) in assets	731,268	1,379,853	136,465
Increase (decrease) in liabilities
Payroll, social charges and accruals	52,792	(29,845)	26,170
Related parties		(59)
Suppliers	255,534	(572,306)	275,370
Other taxes	(132,330)	75,234	24,795
Post-employment benefits	(199,007)	(204,809)	(200,848)
Sectorial charges due	(51,442)	(70,507)	8,313
Research and development and energy efficiency	(91,306)	(91,015)	(104,512)
Payable related to the concession	(70,569)	(64,365)	(65,871)
Accounts payable linked to the concession			419,220
Other accounts payable	(51,484)	103,464	(101,062)
Provisions for legal claims	(367,548)	(144,171)	(124,395)
Total increase (decrease) in liabilities	(655,360)	(998,379)	157,180
CASH GENERATED FROM OPERATING ACTIVITIES	4,555,442	3,029,620	2,479,141
Income tax and social contribution paid	(575,210)	(468,552)	(335,087)
Loans and financing - interest due and paid	(325,977)	(289,095)	(532,033)
Debentures - interest due and paid	(700,119)	(501,002)	(622,815)
Charges for lease liabilities paid	(9,130)
NET CASH GENERATED FROM OPERATING ACTIVITIES	2,945,006	1,770,971	989,206
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	45,170	(75,804)	48,512
Loans and financing granted to related parties			(5,145)
Receipt of loans and financing granted to related parties		117,645	24,985
Additions to contract assets	(1,042,093)	(792,835)
Customers contributions - contract assets	104,067	106,764
Acquisitions of subsidiaries - effect on cash	(123,794)	7,998
Investment disposal			484,608
Additions in investments	(133,874)	(51,557)	(248,243)
Capital reduction of investees	35,035	35,280
Additions to property, plant and equipment	(543,130)	(1,489,067)	(1,205,508)
Customers contributions - property, plant and equipment		12
Additions to intangible assets	(5,032)	(7,589)	(806,240)
Customers contributions - intangible assets			125,858
NET CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES	(1,663,651)	(2,149,153)	(1,581,173)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	796,296	1,314,766	800,044
Issue of Debentures	2,965,028	2,890,283	2,242,521
Payments of principal - loans and financing	(1,660,869)	(1,126,144)	(971,187)
Payments of principal - debentures	(1,977,125)	(1,491,667)	(915,005)
Amortization of principal of lease liabilities	(30,946)
Dividends and interest on own capital paid	(380,421)	(300,722)	(506,404)
NET CASH GENERATED FROM FINANCING ACTIVITIES	(288,037)	1,286,516	649,969
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	993,318	908,334	58,002
Cash and cash equivalents at the beginning of the period	1,948,409	1,040,075	982,073
Cash and cash equivalents at the end of the period	2,941,727	1,948,409	1,040,075
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 993,318	R$ 908,334	R$ 58,002